Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) Item Segment	Dec. 31, 2025 USD ($) Item Segment	Dec. 31, 2024 CNY (¥) Item	Dec. 31, 2023 CNY (¥) Item	Dec. 31, 2025 USD ($)	Dec. 31, 2019 CNY (¥)
Significant Accounting Policies [Line Items]
Accruals and other current liabilities	¥ 210,726,000	$ 30,133	¥ (1,711,507,000)	¥ 1,151,315,000
Net cash provided by operating activities	3,614,441,000	516,858	1,081,458,000	2,817,572,000
Net cash provided by financing activities	(1,030,961,000)	(147,426)	(387,277,000)	(3,882,952,000)
Foreign currency translation adjustments, net of tax	1,962,000	$ 281	(16,014,000)	7,297,000
Cash coupons and repayment coupon expense	¥ 86,600,000		89,400,000	105,000,000
Remaining performance obligation is expected to be recognized as revenue (in years)	3 years	3 years
Transaction price allocated to remaining performance obligations related to customer contracts	¥ 422,000,000		438,000,000
Revenue recognized that was included in the contract liabilities balance	¥ 106,000,000		36,600,000
Practical expedients, contract duration	true	true
Practical expedients, amortization period	true	true
Cash equivalents	¥ 0		0
Straight line basis amortized over land use right period	30 years	30 years
Additional loss under investment loss	¥ 0		0	206,000,000
Allowanced for credit losses for other asset	228,000,000		231,000,000
Advertising costs	¥ 1,160,000,000		1,019,000,000	990,000,000
Weighted average remaining lease term	1 year 4 months 24 days				1 year 4 months 24 days
Number of reportable segments | Segment	1	1
Weighted average discount rate	5.65%				5.65%
Operating lease cost	¥ 41,000,000		42,200,000	45,300,000
Short-term lease cost	¥ 24,500,000		22,500,000	19,800,000
Vesting period (in years)	4 years	4 years
Minimum percentage of after-tax profit transferred by Chinese subsidiaries to general reserve fund (as a percent)	10.00%				10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund (as a percent)	50.00%				50.00%
Minimum percentage of after-tax profit transferred by VIEs to statutory surplus fund (as a percent)	10.00%				10.00%
Maximum percentage criteria for in appropriation of after-tax profit by VIEs to certain statutory surplus funds (as a percent)	50.00%				50.00%
Reserves allowed to transfer in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation	¥ 0
Appropriation to statutory reserves	82,600,000		71,700,000	¥ 84,000,000
Additional paid-in capital	¥ 3,396,667,000		¥ 3,314,866,000		$ 485,717
Number of Individual Investor or Institutional Funding Partner that accounted for more than 10% of the Group's total funding cost | Item	2	2	2	2
Number of institutional funding partners that accounted for more than 10% of the Group's origination of off-balance sheet loans | Item	0	0	0
Number of guarantee company accounted for more than 10% of the Group's deposits to insurance companies and guarantee companies | Item	3	3	2
10% or More of Total Purchases, Number of Suppliers
Significant Accounting Policies [Line Items]
Number of inventory suppliers | Item	1	1	0	1
10% or More of Accounts Payable, Number of Suppliers
Significant Accounting Policies [Line Items]
Number of inventory suppliers | Item	1	1
Geographic Concentration Risk | Cash and Cash Equivalents, Restricted Cash and Restricted Time Deposits | CHINA
Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and restricted time deposits denominated in RMB that are subject to government controls	¥ 3,974,000,000		¥ 4,018,000,000
Concentration risk (as a percent)	98.00%	98.00%
Operation and Compliance Risk
Significant Accounting Policies [Line Items]
Additional paid-in capital	¥ 3,000,000,000					¥ 1,300,000,000
Stock Options
Significant Accounting Policies [Line Items]
Vesting period (in years)	4 years	4 years
Restricted Share Units
Significant Accounting Policies [Line Items]
Vesting period (in years)	4 years	4 years
ASU 2023-09
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true				true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true				true
VIEs
Significant Accounting Policies [Line Items]
Net cash provided by operating activities	¥ 3,264,268,000		207,079,000	¥ 1,443,381,000
Net cash provided by financing activities	(505,930,000)		¥ 654,636,000	¥ (2,022,654,000)
Registered capitals and PRC statutory reserves	¥ 6,784,000,000
Beijing Shijitong | Nominee Shareholders
Significant Accounting Policies [Line Items]
Extension term of the loan	10 years	10 years